Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Commodity Strategies Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 619
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	1,824
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,995
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	$ 1,059